Income Tax Benefits / (Expenses) (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Summary of Income Tax Benefits / (Expenses)
Income tax benefits / (expenses)

	For the years ended December 31,
(Euro thousands)	2023	2022	2021
Current taxes	(1,133)	(189)	(856)
Deferred taxes	(2,274)	318	(3,475)

Income tax benefits / (expenses)	(3,407)	129	(4,331)

Summary of Effective Tax Rate
The effective tax rate is as follows:

	For the years ended December 31,
(Euro thousands)	2023	2022	2021
Loss before tax	(142,846)	(239,880)	(72,121)
Total income tax benefits / (expenses)	(3,407)	129	(4,331)

Effective tax rate	(2.39)%	0.05%	(6.01)%

Summary of Group's Theoretical Tax and Its Income Taxes
The reconciliation between the Group’s theoretical tax and its income taxes is presented in the table below:

	For the years ended December 31,
(Euro thousands)	2023	2022	2021
Loss before tax	(142,846)	(239,880)	(72,121)
Group’s weighted theoretical tax (calculated in absolute values on the basis of subsidiaries’ pre-taxable income/loss)	37,970	57,651	18,420
Tax effect on:
Differences between foreign tax rates and the theoretical applicable tax rate a nd tax holidays	(8,474)	(2,458)	832
Taxes relating to prior years	(705)	111	1,629
Deferred tax assets not recognized	(34,038)	(55,686)	(25,462)
Other tax items	1,840	511	250

Total income tax benefits / (expenses)	(3,407)	129	(4,331)

Summary of Deferred Tax Assets and Deferred Tax Liabilities
Deferred tax assets and deferred tax liabilities
Deferred taxes reflect the net tax effect of temporary differences between the book value and the taxable amount of assets and liabilities.
Breakdown for deferred tax assets and deferred tax liabilities:

(Euro thousands)	At December 31, 2022	Increase from business combination	Recognized in profit or loss	Recognized in other comprehensive loss	Exchange difference and other	At December 31, 2023
Deferred tax assets arising on:
Employee benefits	1,600	—	(1,022)	392	(85)	885
Property plant and equipment	885	—	(572)	—	—	313
Deferred tax assets on rental contracts; if any	12,324	—	(1,200)	—	(26)	11,098
Intangible assets	2,447	—	(1,195)	—	—	1,252
Inventories	5,195	—	(1,231)	—	(30)	3,934
Provisions and accrued expenses	2,613	—	251	—	—	2,864
Receivables and other assets	159	—	550		—	709
Tax losses	191	—	(9)	—	—	182
Other	199	—	439	—	—	638

Total deferred tax assets	25,613	—	(3,989)	392	(141)	21,875

Deferred tax liabilities arising on:
Deferred tax liabilities on rental contracts; if any	8,316	—	147	—	(9)	8,454
Intangible assets	53,207	—	(1,213)	—	—	51,994
Receivables and other assets	139		(125)			14
Other	1,314	—	(524)	—	—	790

Total deferred tax liabilities	62,976	—	(1,715)	—	(9)	61,252

(Euro thousands)	At December 31, 2021	Increase from business combination	Recognized in profit or loss	Recognized in other comprehensive loss	Exchange difference and other	At December 31, 2022
Deferred tax assets arising on:
Employee benefits	2,266	—	(295)	(371)	—	1,600
Property plant and equipment	692	—	193	—	—	885
Deferred tax assets on rental contracts; if any	16,742	—	(4,548)	—	130	12,324
Intangible assets	3,262	—	(815)	—	—	2,447
Inventories	3,945	—	1,250	—	—	5,195
Provisions and accrued expenses	1,803	—	810	—	—	2,613
Receivables and other assets	402	—	(243)	—	—	159
Tax losses	1,940	—	(1,473)	—	(276)	191
Other	231	—	21	—	(53)	199

Total deferred tax assets	31,283	—	(5,100)	(371)	(199)	25,613

Deferred tax liabilities arising on:
Deferred tax liabilities on rental contracts; if any	14,213	—	(5,897)	—	—	8,316
Intangible assets	51,994	—	1,213	—	—	53,207
Receivables and other assets	945	—	(806)	—	—	139
Other	1,240	—	72	—	2	1,314

Total deferred tax liabilities	68,392	—	(5,418)	—	2	62,976

Summary of Tax Losses Carried Forward
The following table provides the details of tax losses carried forward for which no deferred tax assets were recognized:

	At December 31,
(Euro thousands)	2023	2022
Expiry within 5 years	56,202	57,616
Expiry over 5 years	146,774	154,293
No expiration	838,358	712,965

Total tax losses carried forward	1,041,334	924,874